Residential Loans at Amortized Cost, Net - Activity in Accretable Yield for Purchased Credit-Impaired Residential Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of the year	$ 13,015	$ 15,294
Accretion	(2,646)	(3,004)
Reclassifications from nonaccretable difference	1,397	725
Balance at end of the year	$ 11,766	$ 13,015